REVENUE (Tables)	6 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATE REVENUE RECOGNITION

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the six months ended March 31, 2025 and 2024, respectively, are as follow:

	Six months ended March 31,
	2025	2024
	US$	US$
Air freight forwarding services	19,866,645	23,744,457
Ocean freight forwarding services	411,085	222,287
Other services	1,112,079	1,318,695

Total	21,389,809	25,285,439

Timing of revenue recognition:
Services transferred over time	20,277,730	24,372,451
Services transferred at a point in time	1,112,079	912,988

Total	21,389,809	25,285,439